Note 13 - Financial Risk Management (Details Textual) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
Statement Line Items [Line Items]
Cash	$ 6,342,205	$ 5,005,346
Current liabilities	$ 3,838,299	$ 3,248,777